Share-based awards - Share-based awards relating to Ant Group (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Share-based awards
Share-based compensation expense	¥ 23,971	$ 3,782	¥ 50,120	¥ 31,742
Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years	4 years
Vesting percentage	25.00%	25.00%
Share-based awards with four-year vesting schedule and initial vesting at first anniversary
Share-based awards
Vesting percentage	25.00%	25.00%
Share-based awards with four-year vesting schedule and initial vesting at second anniversary
Share-based awards
Vesting percentage	50.00%	50.00%
Share-based awards with six-year vesting schedule
Share-based awards
Vesting period	6 years	6 years
Share-based awards relating to Ant Group
Share-based awards
Share-based compensation expense	¥ (11,585)		¥ 17,315	¥ 1,261